Retirement obligations - Disclosure of Sensitivity Analysis for Actuarial Assumptions (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial assumption of discount rates if rates decrease by 25%	3.31%
Discount rate	3.56%	3.30%
Actuarial assumption of discount rates if rates increase by 25%	3.81%
Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Net defined benefit liability if actuarial assumption of discount rates decrease by 25%	€ 451
Net defined benefit liability	432
Net defined benefit liability if actuarial assumption of discount rates increase by 25%	€ 413